Note 8 - Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Rental expense	$ 758	$ 643
Depreciation expense	545	497
Interest expense	41	40
Total finance lease cost	$ 586	$ 537